Concentrations (Details) - Schedule of Advances from Customers - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024		Sep. 30, 2023
Schedule of Advances from Customers [Line Items]
Customer amount	$ 560,964		$ 536,032
Customer percentage	69.00%		14.00%
Customer F [Member]
Schedule of Advances from Customers [Line Items]
Customer amount		[1]	$ 536,032
Customer percentage		[1]	14.00%
Customer A [Member]
Schedule of Advances from Customers [Line Items]
Customer amount	$ 560,964			[1]
Customer percentage	69.00%			[1]

[1]	The percentage is below 10%